Discontinued operations (Schedule of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of the discontinued operation
Income tax benefit / (expense)		$ (2,048)	$ 1,923	$ 1,207
Current liabilities
Total current liabilities			27,367
Xunlei Kankan [Member]
Results of the discontinued operation
Revenues, net of rebates and discounts		$ 15,677	47,075	58,213
Business taxes and surcharges		(447)	(1,480)	(1,746)
Net revenues		15,230	45,595	56,467
Cost of revenues		(13,240)	(42,704)	(43,002)
Gross profit		1,990	2,891	13,465
Research and development expenses		(3,245)	(6,035)	(7,092)
Sales and marketing expenses		(7,384)	(15,726)	(16,762)
General and administrative expenses		(3,051)	(3,016)	(4,410)
Total operating expenses		(13,680)	(24,777)	(28,264)
Net gain from exchanges of content copyrights		137	1,556	1,020
Operating loss		(11,553)	$ (20,330)	$ (13,779)
Gain on disposal recognized	$ 1,505	1,505
Income tax benefit / (expense)		(2,048)	$ 1,923	$ 1,207
Loss from discontinued operations		(12,096)	(18,407)	(12,572)
Assets
Accounts receivable, net			23,741
Prepayments and other current assets			670
Copyrights related to content-current portion			16,013
Property and equipment, net			1,111
Intangible assets			4,997
Prepayment for content			456
Other long-term prepayments and receivables			57
Total assets held for sale			47,045
Current liabilities
Accounts payables			25,267
Deferred revenue, current portion			1,018
Accrued liabilities and other payables			1,082
Total liabilities held for sale			27,367
Cash flows generated from/ (used in) discontinued operations
Net cash generated from/(used in) operating activities		(1,554)	2,293	10,439
Net cash (used in)/generated from investing activities		$ 9,135	$ (34,661)	$ (16,402)
Net cash used in financing activities
Net cash flow for the year		$ 7,581	$ (32,368)	$ (5,963)